Financial risk management - Fair value estimation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities		¥ 34,190
Convertible note | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities		34,190
Level 3
Financial risk management
Liabilities	¥ 34,190		¥ 732,756
Level 3 | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities		34,190
Level 3 | Series A Preferred Shares
Financial risk management
Liabilities			476,112
Level 3 | Convertible note
Financial risk management
Liabilities	¥ 34,190		70,598
Level 3 | Convertible note | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities		¥ 34,190
Level 3 | Exchangeable note liabilities
Financial risk management
Liabilities			185,745
Level 3 | Derivative financial instrument
Financial risk management
Liabilities			¥ 301